Document And Entity Information	Apr. 05, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 05, 2023
Entity Registrant Name	Grayscale® Digital Large Cap Fund LLC
Entity Central Index Key	0001729997
Entity Emerging Growth Company	true
Entity File Number	000-56284
Entity Incorporation, State or Country Code	E9
Entity Tax Identification Number	98-1406784
Entity Address, Address Line One	c/o Grayscale Investments, LLC
Entity Address, Address Line Two	290 Harbor Drive, 4th Floor
Entity Address, City or Town	Stamford
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06902
City Area Code	212
Local Phone Number	668-1427
Entity Information, Former Legal or Registered Name	N/A
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(g) Security	Grayscale Digital Large Cap Fund LLC Shares
Trading Symbol	GDLC